COMMITMENTS AND CONTINGENCIES - Business Combination Marketing Agreement (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Percentage of original principal , amortization	4.50%	4.50%
Proceeds from Issuance or Sale of Equity	$ 5,175,000	$ 5,175,000
Number of shares of common stock to be issued		250,000